Short-Term Investments (Tables)	12 Months Ended
Jun. 30, 2024
Short-Term Investments [Abstract]
Schedule of Short-Term Investments	Short-term investments consist of the following:
	June 30, 2024	June 30, 2023
Bonds	$258,702	$198,375

Schedule of Continuity of Short-Term Investments	The continuity of short-term investment is summarized as follows:
Amount
Balance, July 1, 2022	$192,398
Change in fair value	5,977
Balance, June 30, 2023	$198,375
Change in fair value	60,327
Balance, June 30, 2024	$258,702